May 3, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                            Hartford HLS Series Fund II, Inc.  (the “Registrant”)
File Nos. 033-03920/811-04615

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of the Registrant that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act did not differ from those contained in Post-Effective Amendment No. 64 to the Registrant’s registration statement on Form N-1A, which was filed electronically via EDGAR on April 29, 2013 (SEC Accession Number  0001104659-13-034301).

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-1844.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Assistant Secretary